Gold Bullion, Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2023
Gold Bullion, Prepaid Expenses and Other Current Assets
Gold Bullion, Prepaid Expenses and Other Current Assets

Note 6 – Gold Bullion, Prepaid Expenses and Other Current Assets

Gold bullion, prepaid expenses and other current assets comprised the following:

	At June 30,	At December 31,
	2023	2022
Gold bullion	$36.7	$28.1
Prepaid expenses	26.1	22.1
Stream ounces inventory	0.5	0.1
Debt issue costs	0.5	0.6
	$63.8	$50.9